UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30,
2002

Check here if Amendment []; Amendment Number:

This Amendment (check one only):	[] is a restatement,
[] adds new holding
entries

Institutional Investment Manager filing this report:

Name:				GMT Capital Corp
Address:				2100 RiverEdge Parkway, #840
						Atlanta, GA 30328

Form 13F File Number: 	28-05497

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:				George E. Case III
Title:				Vice President
Phone:				770-989-8261
Signature,			Place,		and Date of Signing
George E. Case, III		Atlanta, GA	August 1, 2002

			[X] 13F Holding Report
			[ ] 13F Notice
			[ ] 13F Combination Report


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:		None

Form 13F Information Table Entry Total: 55

Form 13F Information Table Value Total:	$257,113,664

List of other Included Managers: 		None



GMT Capital
13F Information Table
June 30, 2002

                                                     			      	Investment		Other		Voting Authority:
Name of Issuer		   Class       Cusip 		Value		Quantity    Discretion 		Managers   	Sole/Shared/None


Akamai Technologies        Common      00971T101      79,170       60,900	   Sole		None			Sole
Albemarle                  Common	   012653101   5,559,293      180,790	   Sole		None			Sole
Amazon.com Inc             Common      023135106     167,375       10,300	   Sole		None			Sole
American Greetings         Common      026375105   2,945,405      176,795	   Sole		None			Sole
Aquila, Inc.               Common      03840P102  28,243,200    3,530,400	   Sole		None			Sole
Arrow Electronics Inc      Common      042735100   4,795,325      231,100	   Sole		None			Sole
Bio-Technology General     Common      090578105   2,736,714      455,360	   Sole		None			Sole
Bruker Daltonics           Common      116795105     827,979      209,615	   Sole		None			Sole
Burlington Northern        Common      12189T104   4,028,400      134,280	   Sole		None			Sole
CONSOL Energy              Common      20854P109   2,316,888      109,030	   Sole		None			Sole
Canadian Natural Resources Common      136385101  27,832,264      818,596	   Sole		None			Sole
Cardiogenesis              Common      14159W109     791,753      799,750	   Sole		None			Sole
Caremark Rx, Inc.          Common      141705103   8,811,825      534,050	   Sole		None			Sole
Ciber inc                  Common      17163B102   1,022,250      141,000	   Sole		None			Sole
Closure Medical            Common      189093107     296,226       21,159	   Sole		None			Sole
Compucom Systems Inc       Common      204780100   1,838,837      473,927	   Sole		None			Sole
Concurrent Computer Corp   Common      206710204     275,629       59,275	   Sole		None			Sole
Del Monte Foods            Common      24522P103   3,505,898      297,110	   Sole		None			Sole
Dole Food Company		   Common      256605106  11,392,865      394,900	   Sole		None			Sole
Eastman Chemical Company   Common      277432100   3,854,570       82,187	   Sole		None			Sole
El Paso Corp               Common      28336L109  16,220,894      787,040	   Sole		None			Sole
Emisphere Technologies     Common      291345106     859,960      205,241	   Sole		None			Sole
Enterasys Networks, Inc.   Common      293637104   2,149,749    1,207,724	   Sole		None			Sole
F5 Networks Inc.           Common      315616102     263,669       26,960	   Sole		None			Sole
Global Industries          Common      379336100     281,348       40,250	   Sole		None			Sole
Grant Prideco Inc          Common      38821G101   2,500,360      183,850	   Sole		None			Sole
Hanover Compressor Corp    Common      410768105     584,550       43,300	   Sole		None			Sole
Identix                    Common      451906101     885,544      121,324	   Sole		None			Sole
Imagistics International   Common      45247T104   1,773,422       82,600	   Sole		None			Sole
Internap Network Services  Common      45885A102      11,500       50,000	   Sole		None			Sole
Interstate Bakeries Corp   Common      46072H108   8,359,894      289,470	   Sole		None			Sole
Ivax Corp                  Common      465823102  10,302,336      953,920	   Sole		None			Sole
Liberty Media              Common      530718105   4,200,000      420,000	   Sole		None			Sole
Matria Healthcare          Common      576817209   1,040,036      126,525	   Sole		None			Sole
Medicines Company          Common      584688105     583,715       47,341	   Sole		None			Sole
North American Scientific  Common      65715D100   1,840,724      180,110	   Sole		None			Sole
Northrop Grumman           Common      666807102   3,412,500       27,300	   Sole		None			Sole
Ocular Sciences            Common      675744106  10,029,853      378,485	   Sole		None			Sole
Oplink Communications      Common      68375Q106      42,742       58,550	   Sole		None			Sole
Payless Shoesource         Common      704379106   5,294,576       91,840	   Sole		None			Sole
Qwest Communications       Common      749121109  15,071,963    5,382,844	   Sole		None			Sole
RF Micro Devices Inc       Common      749941100     511,332       67,104	   Sole		None			Sole
Rehabilicare               Common      758944102   2,748,696      572,645	   Sole		None			Sole
Republic Services, Inc.    Common      760759100  13,919,765      729,930	   Sole		None			Sole
Silicon Image              Common      82705T102     187,884       30,700	   Sole		None			Sole
Skechers                   Common      830566105   4,137,018      191,440	   Sole		None			Sole
Speedway Motorsports Inc   Common      847788106   3,194,517      125,620	   Sole		None			Sole
SuperGen, Inc.             Common      868059106   1,938,783      267,050	   Sole		None			Sole
Tellabs Inc                Common      879664100     499,100       80,500	   Sole		None			Sole
Thailand Fund              Common      882904105     194,229       41,680	   Sole		None			Sole
Tupperware Corp            Common      899896104   4,495,318      216,225	   Sole		None			Sole
Tyson Foods, Inc.          Common      902494103   4,330,562      279,211	   Sole		None			Sole
Vision Sciences Inc.       Common      927912105      63,897       57,000	   Sole		None			Sole
Vital Signs                Common      928469105   3,768,999      104,260	   Sole		None			Sole
W P Carey & Co. LLC        Common      14174P105   3,990,825      177,370	   Sole		None			Sole
                                   		       241,012,126
